Property, plant and equipment, net (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Analysis of buildings plant and machinery pledged to banks
Buildings	$ 9,189,674	$ 5,471,223	$ 6,669,969
Accumulated depreciation	(2,403,891)	(1,420,229)	(1,469,600)
Buildings Plant and Machinery Pledged To Banks Net	$ 6,785,783	$ 4,050,994	$ 5,200,369